SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                     -----

         File No. 2-94608:

         Pre-Effective Amendment No.____

         Post-Effective Amendment No._26_                              X
                                                                     -----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X
                                                                     -----

         File No. 811-4165:

         Amendment No._28_


         BENHAM TARGET MATURITIES TRUST
         (Exact Name of Registrant as Specified in Charter)

         4500 Main Street, Kansas City, MO  64141-6200
         (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code:  415-965-8300

         Douglas A. Paul
         General Counsel
         1665 Charleston Road, Mountain View, CA  94043
         (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Immediately, upon effectiveness (first offered 3/25/85)

It is proposed that this filing become effective:

   __X__  immediately upon filing pursuant to paragraph (b) of Rule 485
   _____  on September 3, 1996, pursuant to paragraph (b) of Rule 485
   _____  60 days after filing pursuant to paragraph (a) of Rule 485
   _____  on (date) pursuant to paragraph (a)(1) of Rule 485
   _____  75 days after filing pursuant to paragraph (a) (2) of Rule 485
   _____  on (date) pursuant to paragraph (a)(2) of Rule 485

--------------------------------------------------------------------------------
Registrant has elected to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On November 14, 1996, the Registrant filed a Rule 24f-2 Notice on Form 24f-2 with respect to its fiscal year ended September 30, 1996.




                         BENHAM TARGET MATURITIES TRUST
                    1933 Act Post-Effective Amendment No. 26
                            1940 Act Amendment No. 28

                                    FORM N-1A
                              CROSS-REFERENCE SHEET

PART A:  PROSPECTUS

ITEM      PROSPECTUS CAPTION

1         Cover Page

2         Transaction and Operating Expense Table

3         Financial Highlights, Performance Advertising

4 Further Information About American Century, Investment Policies of the Funds, Investment Objectives of the Funds, Risk Factors and Investment Techniques, Other Investment Practices, Their Characteristics and Risks

5 Investment Management, Transfer and Administrative Services, Financial Highlights

5A        Not Applicable

6 Further Information About American Century, How to Redeem Shares, Cover Page, Distributions, Taxes

7 How to Open an Account, Distribution of Fund Shares, Cover Page, Share Price, Transfer and Administrative Services, How to Exchange From One Account to Another

8         How to Redeem Shares, Transfer and Administrative Services

9         Not Applicable



PART B:  STATEMENT OF ADDITIONAL INFORMATION

ITEM      STATEMENT OF ADDITIONAL INFORMATION CAPTION

10        Cover Page

11        Table of Contents

12        About the Trust

13 Investment Policies and Techniques, Investment Restrictions, Portfolio Transactions

14        Trustee and Officers

15        Additional Purchase and Redemption Information, Trustees and Officers

16 Investment Advisory Services, Transfer and Administrative and Services, About the Trust, Expense Limitation Agreement

17        Portfolio Transactions

18        About the Trust

19 Additional Purchase and Redemption Information, Valuation of Portfolio Securities

20        Taxes

21        Distribution of Fund Shares, Additional Purchase and
          Redemption Information

22        Performance

23        Cover Page





                                   PROSPECTUS

                             [american century logo]
                                    American
                                  Century(sm)


                                JANUARY 1, 1997

                                     BENHAM
                                    GROUP(R)

                                  Target 2000
                                  Target 2005
                                  Target 2010
                                  Target 2015
                                  Target 2020
                                  Target 2025

                                  [cover page]


                          AMERICAN CENTURY INVESTMENTS
                                FAMILY OF FUNDS

     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS

       BENHAM GROUP          AMERICAN CENTURY GROUP   TWENTIETH CENTURY(R) GROUP

    MONEY MARKET FUNDS         ASSET ALLOCATION &
   GOVERNMENT BOND FUNDS         BALANCED FUNDS             GROWTH FUNDS
  DIVERSIFIED BOND FUNDS    CONSERVATIVE EQUITY FUNDS    INTERNATIONAL FUNDS
   MUNICIPAL BOND FUNDS          SPECIALTY FUNDS

       Target 2000
       Target 2005
       Target 2010
       Target 2015
       Target 2020
       Target 2025

                                 [inside cover]



                                   PROSPECTUS
                                 JANUARY 1, 1997

                    TARGET 2000 o TARGET 2005 o TARGET 2010
                    TARGET 2015 o TARGET 2020 o TARGET 2025

                    AMERICAN CENTURY TARGET MATURITIES TRUST

     American Century Target Maturities Trust is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. Six of the funds from our Benham Group that invest primarily in zero-coupon U.S. Treasury securities, are described in this Prospectus. Their investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

     American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

     This Prospectus gives you information about the Funds that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated January 1, 1997 and filed with the Securities and Exchange Commission ("SEC"). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          AMERICAN CENTURY INVESTMENTS
                       4500 Main Street o P.O. Box 419200
               Kansas City, Missouri 64141-6200 o 1-800-345-2021
                       International calls: 816-531-5575
                    Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-753-1865
                       Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus                                                                     1



                       INVESTMENT OBJECTIVES OF THE FUNDS

AMERICAN CENTURY - BENHAM TARGET MATURITIES
TRUST: 2000

AMERICAN CENTURY - BENHAM TARGET MATURITIES
TRUST: 2005

AMERICAN CENTURY - BENHAM TARGET MATURITIES
TRUST: 2010

AMERICAN CENTURY - BENHAM TARGET MATURITIES
TRUST: 2015

AMERICAN CENTURY - BENHAM TARGET MATURITIES
TRUST: 2020

AMERICAN CENTURY - BENHAM TARGET MATURITIES
TRUST: 2025

     Each Fund seeks to provide the highest attainable investment return consistent with the creditworthiness of U.S. Treasury securities and the professional management of reinvestment and market risks.

     Each Fund invests primarily in zero-coupon U.S. Treasury securities and will be liquidated shortly after the conclusion of its target maturity year. For more information about this unique feature, please see "Distributions-Fund Liquidation," page 22.

     An investment in the Funds is neither insured nor guaranteed by the U.S. Government.


     There is no assurance that the Funds will achieve their respective investment objectives.

NO PERSON IS AUTHORIZED BY THE FUNDS TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUNDS, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

2  Investment Objectives                           American Century Investments



                               TABLE OF CONTENTS

Transaction and Operating Expense Table.......................4
Financial Highlights..........................................5

INFORMATION REGARDING THE FUNDS

Investment Policies of the Funds..............................11
   Investment Objectives of the Funds.........................11
   Investment Policies........................................11
   Zero Coupon Securities.....................................12
   Other Investments..........................................12
Other Investment Practices, Their Characteristics
   and Risks..................................................12
   Coupon-Bearing U.S. Treasury Securities....................13
   REFCORP Bonds..............................................13
   Cash Management............................................13
   Securities Lending.........................................13
   Portfolio Turnover.........................................13
U.S. Government Securities....................................13
Performance Advertising.......................................13

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments..................................15
Investing in American Century.................................15
How to Open an Account........................................15
     By Mail..................................................15
     By Wire..................................................15
     By Exchange..............................................16
     In Person................................................16
   Subsequent Investments.....................................16
     By Mail..................................................16
     By Telephone.............................................16
     By Online Access.........................................16
     By Wire..................................................16
     In Person................................................16
   Automatic Investment Plan..................................16
How to Exchange from One Account to Another ..................16
     By Mail .................................................17
     By Telephone.............................................17
     By Online Access.........................................17
How to Redeem Shares..........................................17
     By Mail .................................................17
     By Telephone.............................................17
     By Check-A-Month.........................................17
     Other Automatic Redemptions..............................17
   Redemption Proceeds........................................17
     By Check.................................................17
     By Wire and ACH..........................................17
   Redemption of Shares
   in Low-Balance Accounts....................................17
Signature Guarantee...........................................18
Special Shareholder Services..................................18
     Automated Information Line...............................18
     Online Account Access....................................18
     Open Order Service.......................................18
     Tax-Qualified Retirement Plans...........................19
Important Policies Regarding Your Investments.................19
Reports to Shareholders.......................................19
Employer-Sponsored Retirement Plans and
   Institutional Accounts.....................................20

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price...................................................21
   When Share Price Is Determined.............................21
   How Share Price Is Determined..............................21
   Where to Find Information About Share Price................21
Distributions.................................................22
   Buying a Dividend..........................................22
   Reverse Share Splits.......................................22
   Fund Liquidation...........................................22
Taxes.........................................................22
   Tax-Deferred Accounts......................................22
   Taxable Accounts...........................................22
Management....................................................23
   Investment Management......................................23
   Code of Ethics.............................................24
   Transfer and Administrative Services.......................24
Distribution of Fund Shares...................................25
Expenses......................................................25
Further Information About American Century....................25

Prospectus                                                  Table of Contents  3

                    TRANSACTION AND OPERATING EXPENSE TABLE

                                                     Target  Target  Target  Target  Target  Target
                                                      2000    2005    2010    2015    2020    2025

SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases                none   none    none    none   none     none
Maximum Sales Load Imposed on Reinvested Dividends     none   none    none    none   none     none
Deferred Sales Load                                    none   none    none    none   none     none
Redemption Fee(1)                                      none   none    none    none   none     none
Exchange Fee                                           none   none    none    none   none     none

ANNUAL FUND  OPERATING EXPENSES:(2)
(AS A PERCENTAGE OF NET ASSETS)

Management Fees (net expense limitation)               .28%   .30%    .28%    .29%   .32%     .04%
12b-1 Fees                                             none   none    none    none   none     none
Other Expenses                                         .25%   .28%    .34%    .33%   .29%     .58%
Total Fund Operating Expenses                          .53%   .58%    .62%    .62%   .61%     .62%

EXAMPLE

You would pay the following expenses        1 year     $  5   $  6    $  6   $  6    $  6     $  6
 on a $1,000 investment, assuming a 5%     3 years       17     19      20      20     20       20
annual return and redemption at the end    5 years       30     32      35      35     34       35
of each time period:                      10 years       66     73      77      77     76       77

(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) Benham Management Corporation (the "Manager") has agreed to limit each Fund's total operating expenses to specified percentages of each Fund's average daily net assets. The agreement provides that the Manager may recover amounts absorbed on behalf of the Fund during the preceding 11 months if, and to the extent that, for any given month, Fund expenses were less than the expense limit in effect at that time. The current expense limits for each of the Funds is .62%. These expense limitations are subject to annual renewal in June. Amounts which are paid by unaffiliated third parties do not apply to these expense limitations. If the expense limitations were not in effect, each Fund's Management Fee, Other Expenses and Total Fund Operating Expenses would be as follows, respectively: Target 2010, .29%, .34% and .63%; and Target 2025, .29%, .58% and .87%.

     Each Fund pays the Manager advisory fees equal to an annualized percentage of each Fund's average daily net assets. Other expenses include administrative and transfer agent fees paid to American Century Services Corporation.

     The purpose of the above table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the shares of the Funds offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

4  Transaction and Operating Expense Table         American Century Investments



                              FINANCIAL HIGHLIGHTS
                                  TARGET 2000

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended September 30, except as noted.

                                         1996       1995      1994       1993       1992     1991     1990  1989(1)    1988     1987

PER-SHARE DATA(2)

Net Asset Value,
Beginning of Period ...................$76.86     $66.93    $72.40     $62.16     $52.67   $43.11   $42.79   $37.16  $33.33   $35.44
Income From Investment Operations
   Net Investment Income ..............  4.75       4.37      3.99       3.94       3.90     3.69     3.40     2.36    2.94     2.68
   Net Realized and Unrealized Gains
   (Losses) on Investment Transactions (1.66)       5.56    (9.46)       6.30       5.59     5.87   (3.08)     3.27     .89   (4.79)
   Total Income (Loss) from
   Investment Operations ..............  3.09       9.93    (5.47)      10.24       9.49     9.56      .32     5.63    3.83   (2.11)
Distributions
   From Net Investment Income .........(3.94)     (3.42)    (3.25)     (2.34)     (2.22)   (2.09)   (2.35)       --  (2.23)   (4.72)
   From Net Realized Gains
   on Investment Transactions .........    --         --    (2.95)     (1.83)      (.16)       --    (.10)       --      --       --
   In Excess of Net Realized Gains
   on Investment Transactions .........    --         --    (1.20)         --         --       --       --       --      --       --
   Total Distributions ................(3.94)     (3.42)    (7.40)     (4.17)     (2.38)   (2.09)   (2.45)       --  (2.23)   (4.72)
Reverse Share Split ...................  3.94       3.42      7.40       4.17       2.38     2.09     2.45       --    2.23     4.72
Net Asset Value, End of Period ........$79.95     $76.86    $66.93     $72.40     $62.16   $52.67   $43.11   $42.79  $37.16   $33.33
TOTAL RETURN(3) .......................  4.01%    14.84%   (7.54)%     16.46%     18.02%   22.18%     .75%   15.15%  11.49%  (5.95)%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Expenses to Average
   Daily Net Assets(4) ................  .53%       .63%      .59%       .60%       .66%     .66%     .70%  .70%(5)    .70%     .70%
   Ratio of Net Investment
   Income to Average
   Daily Net Assets(4) ................ 5.99%      6.13%     5.74%      5.94%      6.90%    7.67%    7.84% 7.81%(5)   8.33%    8.08%
   Portfolio Turnover Rate ............29.24%     52.64%    89.35%     76.59%     92.59%   67.39%   78.76%   49.14% 162.54%   72.70%
   Net Assets, End of Period
   (in thousands) ...................$267,757   $294,736  $243,895   $291,418   $190,063  $89,655  $53,216  $34,820 $14,073   $6,285

(1) In 1989, the fiscal year-end for American Century Target Maturities Trust was changed from December 31 to September 30.

(2) Per-share data in this table are calculated using the average shares outstanding during the year. Dividends and distributions shown in the table will be different than the actual per-share distributions to shareholders.

(3) Total return figures assume reinvestment of dividends and capital gain distributions and are not annualized.

(4) The ratio for the year ended September 30, 1996 includes expenses paid through expense offset arrangements.

(5)  Annualized.

Prospectus                                               Financial Highlights  5

                              FINANCIAL HIGHLIGHTS
                                  TARGET 2005

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended September 30, except as noted.

                                         1996       1995      1994       1993       1992     1991     1990  1989(1)    1988     1987

PER-SHARE DATA(2)

Net Asset Value,
Beginning of Period ...................$56.61     $45.22    $51.84     $41.18     $35.13   $27.74   $28.61   $24.36  $21.28   $23.74
Income From Investment Operations
   Net Investment Income ..............  3.50       3.33      3.11       2.90       2.69     2.47     2.27     1.54    1.90     1.77
   Net Realized and Unrealized Gains
   (Losses) on Investment Transactions (2.28)      8.06     (9.73)       7.76       3.36     4.92   (3.14)     2.71    1.18   (4.23)
   Total Income (Loss) from
   Investment Operations ..............  1.22      11.39    (6.62)      10.66       6.05     7.39    (.87)     4.25    3.08   (2.46)
Distributions
   From Net Investment Income .........(2.06)     (2.41)    (2.70)     (2.51)     (1.75)    (.86)   (1.60)       --  (1.53)   (3.52)
   From Net Realized Gains
   on Investment Transactions ......... (.58)      (.67)    (8.47)     (1.01)      (.37)       --    (.07)       --      --    (.13)
   Total Distributions ................(2.64)     (3.08)   (11.17)     (3.52)     (2.12)    (.86)   (1.67)       --  (1.53)   (3.65)
Reverse Share Split ...................  2.64       3.08     11.17       3.52       2.12      .86     1.67       --    1.53     3.65
Net Asset Value, End of Period ........$57.83     $56.61    $45.22     $51.84     $41.18   $35.13   $27.74   $28.61  $24.36   $21.28
TOTAL RETURN(3) ....................... 2.15%     25.16%  (12.75)%     25.89%     17.22%   26.64%  (3.04)%   17.45%  14.48% (10.36)%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Expenses to Average
   Daily Net Assets(4) ................  .58%       .71%      .64%       .62%       .63%     .70%     .70%  .70%(5)    .70%     .70%
   Ratio of Net Investment
   Income to Average
   Daily Net Assets(4) ................ 6.05%      6.58%     6.37%      6.44%      7.27%    7.80%    7.93% 7.66%(5)   8.44%    8.31%
   Portfolio Turnover Rate ............31.36%     34.23%    68.11%     49.89%     64.38%   85.38%  186.02%   71.98%  27.25%   68.11%
   Net Assets, End of Period
   (in thousands) ...................$238,864   $183,452   $96,207   $149,890   $168,697 $161,388  $46,303  $24,955  $8,948   $3,680

(1) In 1989, the fiscal year-end for American Century Target Maturities Trust was changed from December 31 to September 30.

(2) Per-share data in this table are calculated using the average shares outstanding during the year. Dividends and distributions shown in the table will be different than the actual per-share distributions to shareholders.

(3) Total return figures assume reinvestment of dividends and capital gain distributions and are not annualized.

(4) The ratio for the year ended September 30, 1996 includes expenses paid through expense offset arrangements.

(5)  Annualized.

6  Financial Highlights                            American Century Investments

                              FINANCIAL HIGHLIGHTS
                                  TARGET 2010

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended September 30, except as noted.

                                         1996       1995      1994       1993       1992     1991     1990  1989(1)    1988     1987

PER-SHARE DATA(2)

Net Asset Value,
Beginning of Period ...................$42.14     $31.67    $38.13     $28.53     $25.08   $19.18   $20.59   $17.31  $14.96   $17.65
Income From Investment Operations
   Net Investment Income ..............  2.58       2.41      2.24       2.05       1.88     1.72     1.61     1.08    1.29     1.23
   Net Realized and Unrealized Gains
   (Losses) on Investment Transactions (2.25)       8.06    (8.70)       7.55       1.57     4.18   (3.02)    2.20     1.06   (3.92)
   Total Income (Loss) from
   Investment Operations ..............   .33      10.47    (6.46)       9.60       3.45     5.90   (1.41)     3.28    2.35   (2.69)
Distributions
   From Net Investment Income .........(1.57)     (1.48)    (1.46)     (1.58)     (1.14)   (1.05)   (1.50)       --   (.42)    (.90)
   From Net Realized Gains
   on Investment Transactions .........    --      (.48)    (4.31)     (1.14)         --       --    (.09)       --      --       --
   Total Distributions ................(1.57)     (1.96)    (5.77)     (2.72)     (1.14)   (1.05)   (1.59)       --   (.42)    (.90)
Reverse Share Split ...................  1.57       1.96      5.77       2.72       1.14     1.05     1.59       --     .42      .90
Net Asset Value, End of Period ........$42.47     $42.14    $31.67     $38.13     $28.53   $25.08   $19.18   $20.59  $17.31   $14.96
TOTAL RETURN(3) .......................  .78%     33.06%  (16.92)%     33.61%     13.76%   30.76%  (6.85)%   18.95%  15.71% (15.24)%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Expenses to Average
   Daily Net Assets(4) ................  .67%       .71%      .68%       .66%       .70%     .70%     .70%  .70%(5)    .70%     .70%
   Ratio of Net Investment
   Income to Average
   Daily Net Assets(4) ................ 5.98%      6.56%     6.35%      6.32%      7.20%    7.73%    7.82% 7.34%(5)   8.11%    8.13%
   Portfolio Turnover Rate ............24.42%     26.00%    35.35%    131.50%     95.25%  130.91%  191.16%   88.43% 258.70%   83.59%
   Net Assets, End of Period
   (in thousands) ...................$111,117    $95,057   $46,312    $70,551    $55,565  $47,661  $37,222  $42,439  $9,617   $9,297

(1) In 1989, the fiscal year-end for American Century Target Maturities Trust was changed from December 31 to September 30.

(2) Per-share data in this table are calculated using the average shares outstanding during the year. Dividends and distributions shown in the table will be different than the actual per-share distributions to shareholders.

(3) Total return figures assume reinvestment of dividends and capital gain distributions and are not annualized.

(4) The ratio for the year ended September 30, 1996 includes expenses paid through expense offset arrangements.

(5)  Annualized.

Prospectus                                              Financial Highlights  7

                              FINANCIAL HIGHLIGHTS
                                  TARGET 2015

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended September 30, except as noted.

                                         1996       1995      1994       1993       1992     1991     1990  1989(1)    1988     1987

PER-SHARE DATA(2)

Net Asset Value,
Beginning of Period ...................$32.20     $22.79    $29.04     $20.39     $18.44   $13.75   $15.62   $12.63  $11.37   $14.24
Income From Investment Operations
   Net Investment Income ..............  1.85       1.71      1.57       1.46       1.33     1.26     1.18      .79     .94      .90
   Net Realized and Unrealized Gains
   (Losses) on Investment Transactions (2.09)       7.70    (7.82)       7.19        .62     3.43   (3.05)    2.20      .32   (3.77)
   Total Income (Loss) from
   Investment Operations .............. (.24)       9.41    (6.25)       8.65       1.95     4.69   (1.87)     2.99    1.26   (2.87)
Distributions
   From Net Investment Income .........(1.28)      (.87)    (1.19)     (1.45)     (1.23)    (.97)    (.50)       --   (.55)    (.22)
   From Net Realized Gains
   on Investment Transactions .........(1.61)         --    (7.08)      (.34)         --       --    (.01)       --      --       --
   In Excess of Net Realized Gains
   on Investment Transactions .........    --         --     (.37)         --         --       --       --       --      --       --
   Total Distributions ................(2.89)      (.87)    (8.64)     (1.79)     (1.23)    (.97)    (.51)       --   (.55)    (.22)
Reverse Share Split ...................  2.89        .87      8.64       1.79       1.23      .97      .51       --     .55      .22
Net Asset Value, End of Period ........$31.96     $32.20    $22.79     $29.04     $20.39   $18.44   $13.75   $15.62  $12.63   $11.37
TOTAL RETURN(3) .......................(.74)%     41.29%  (21.52)%     42.42%     10.57%   34.11% (11.97)%   23.67%  11.08% (20.15)%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Expenses to Average
   Daily Net Assets(4) ................  .65%       .71%      .68%       .63%       .62%     .61%     .70%  .70%(5)    .70%     .70%
   Ratio of Net Investment Income
   to Average Daily Net Assets(4) ..... 5.63%      6.40%     5.97%      6.28%      7.04%    7.79%    7.74% 7.02%(5)   7.97%    7.99%
   Portfolio Turnover Rate ............17.24%     69.97%    64.90%    138.34%    103.25%   39.91%   81.27%   48.31% 188.24%  508.59%
   Net Assets, End of Period
   (in thousands) ...................$115,654   $114,647   $66,073    $89,023   $131,106 $222,118 $295,577 $233,792 $11,790   $2,006

(1) In 1989, the fiscal year-end for American Century Target Maturities Trust was changed from December 31 to September 30.

(2) Per-share data in this table are calculated using the average shares outstanding during the year. Dividends and distributions shown in the table will be different than the actual per-share distributions to shareholders.

(3) Total return figures assume reinvestment of dividends and capital gain distributions and are not annualized.

(4) The ratio for the year ended September 30, 1996 includes expenses paid through expense offset arrangements.

(5)  Annualized.

8  Financial Highlights                            American Century Investments

                              FINANCIAL HIGHLIGHTS
                                  TARGET 2020

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended September 30, except as noted.

                                              1996       1995      1994      1993     1992     1991   1990(1)

PER-SHARE DATA(2)

Net Asset Value,
Beginning of Period ....................... $22.47     $15.28    $20.72    $13.63   $12.54    $9.63    $12.00
Income From Investment Operations
   Net Investment Income ..................   1.41       1.19      1.13      1.00      .92      .85       .60
   Net Realized and Unrealized Gains
   (Losses) on Investment Transactions .... (1.88)       6.00    (6.57)      6.09      .17     2.06    (2.97)
   Total Income (Loss) from
   Investment Operations ..................  (.47)       7.19    (5.44)      7.09     1.09     2.91    (2.37)
Distributions
   From Net Investment Income .............  (.40)      (.21)    (0.28)     (.53)    (.63)    (.21)        --
   From Net Realized Gains
   on Investment Transactions .............  (.04)         --    (1.31)     (.72)    (.08)       --        --
   In Excess of Net Realized Gains
   on Investment Transactions .............     --         --    (1.18)        --       --       --        --
   Total Distributions ....................  (.44)      (.21)    (2.77)    (1.25)    (.71)    (.21)        --
Reverse Share Split .......................    .44        .21      2.77      1.25      .71      .21        --
Net Asset Value, End of Period ............ $22.00     $22.47    $15.28    $20.72   $13.63   $12.54     $9.63
TOTAL RETURN(3) ...........................(2.09)%     47.05%  (26.25)%    52.02%    8.69%   30.22%  (19.75)%

RATIOS/SUPPLEMENTAL DATA

   Ratio of Expenses to Average
   Daily Net Assets(4) ....................   .61%       .72%      .70%      .70%     .66%     .67%   .70%(5)
   Ratio of Net Investment Income
   to Average Daily Net Assets(4) .........  6.25%      6.24%     6.28%     6.10%    7.19%    7.50%  7.79%(5)
   Portfolio Turnover Rate ................ 47.05%     78.08%   116.46%   178.52%  144.05%  151.44%   188.60%
   Net Assets, End of Period
   (in thousands) ........................$926,319   $574,702   $58,535   $56,125  $41,793  $88,332   $53,198

(1) From December 29, 1989 (commencement of operations) through September 30, 1990.

(2) Per-share data in this table are calculated using the average shares outstanding during the year. Dividends and distributions shown in the table will be different than the actual per-share distributions to shareholders.

(3) Total return figures assume reinvestment of dividends and capital gain distributions and are not annualized.

(4) The ratio for the year ended September 30, 1996 includes expenses paid through expense offset arrangements.

(5)  Annualized.

Prospectus                                              Financial Highlights  9


                              FINANCIAL HIGHLIGHTS
                                  TARGET 2025

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended September 30, except as noted.

                                                                         1996(1)

PER-SHARE DATA(2)

Net Asset Value, Beginning of Period ...................................  $19.85
Income from Investment Operations
   Net Investment Income ...............................................     .72
   Net Realized and Unrealized Losses on Investment Transactions .......  (2.66)
   Total Loss From Investment Operations ...............................  (1.94)
Distributions
   Dividends From Net Investment Income ................................      --
Total Distributions ....................................................      --
   Reverse Share Split .................................................      --
Net Asset Value, End of Period .........................................  $17.91
TOTAL RETURN(3) ........................................................ (9.77)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Expenses to Average Daily Net Assets(4) ....................... .67%(5)
Ratio of Net Investment Income to Average Daily Net Assets(4) ..........6.57%(5)
Portfolio Turnover Rate ................................................  60.80%
Net Assets, End of Period (in thousands) ............................... $35,661

(1) From February 15, 1996 (commencement of operations) through September 30, 1996.

(2) Per-share data in this table are calculated using the average shares outstanding during the period. Dividends and distributions shown in the table will be different than the actual per-share distributions to shareholders.

(3) Total return figures assume reinvestment of dividends and capital gain distributions and are not annualized.

(4)  The ratio includes expenses paid through expense offset arrangements.

(5)  Annualized.

10  Financial Highlights                            American Century Investments



                        INFORMATION REGARDING THE FUNDS

INVESTMENT POLICIES OF THE FUNDS

     The Funds have adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the Funds identified on page 2 of the Prospectus and any other investment policies which are designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The Funds have implemented additional investment policies and practices to guide their activities in the pursuit of their respective investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

     For an explanation of the securities ratings referred to in the following discussion, see "Other Information" in the Statement of Additional Information.

INVESTMENT OBJECTIVES OF THE FUNDS

     American Century Target Maturities Trust currently consists of six Funds with target maturity years of 2000, 2005, 2010, 2015, 2020, and 2025, respectively. Each Fund will be liquidated shortly after the conclusion of its target maturity year. Additional funds may be introduced from time to time. There is no assurance that a Fund will achieve its investment objective.

     Each Fund seeks to provide the highest attainable investment return consistent with the creditworthiness of U.S. Treasury securities and the professional management of reinvestment and market risks.

INVESTMENT POLICIES

     Each Fund invests primarily in zero-coupon U.S. Treasury securities (a "zero"). Unlike U.S. Treasury securities with coupons attached, which pay interest periodically, zeros pay no interest. Instead, these securities are issued at a substantial discount from their maturity value, and this discount is amortized over the life of the security. Investment return comes from the difference between the price at which a zero is issued (or purchased) and the price at which it matures (or is sold).

     To approximate the experience an investor would have if he or she purchased zeros directly, the Manager manages each Fund to track as closely as possible the price behavior of a zero with the same term to maturity to correct for factors such as shareholder purchases and redemptions (and related transaction costs) that differentiate investing in a portfolio of zeros from investing directly in a zero. The Manager executes portfolio transactions necessary to accommodate shareholder activity each business day. To limit reinvestment risk, the Manager adjusts each Fund's weighted average maturity ("WAM") to fall within the Fund's target maturity year so that, normally, at least 90% of the securities held mature within one year of the Fund's target maturity year.

     By adhering to these investment parameters, the Manager expects that shareholders who hold their shares until a Fund's WAM*, and who reinvest all dividends and capital gain distributions, will realize an investment return and a maturity value that does not differ substantially from the anticipated growth rate ("AGR") and anticipated value at maturity ("AVM") calculated on the day the shares were purchased.

     The Manager calculates each Fund's AGR and AVM each day the Trust is open for business. AGR and AVM daily calculations assume, among other factors, that the Fund's expense ratio and portfolio composition remain constant for the life of the Fund.

     Transaction costs, interest rate changes, and the Manager's efforts to improve total return by taking advantage of market opportunities also cause the Funds' AGRs and AVMs to vary from day to day. Despite these so-called "destabilizing" factors, however, each Fund's AGR and AVM tend to fluctuate within narrow ranges. The following table shows each Fund's AVM as of September 30 for each of the past

Prospectus                                    Information Regarding the Fund  11



five years. (AGRs are illustrated in the Statement of Additional Information.)

Anticipated Value At Maturity

             9/30/92   9/30/93  9/30/94   9/30/95   9/30/96
Target 2000   101.01    100.69   100.86    100.99    101.10
Target 2005    99.78    100.21   100.58    100.32    100.71
Target 2010   100.11    100.94   101.38    101.02    102.53
Target 2015   107.05    106.84   107.95    109.62    110.11
Target 2020   101.83    100.76   102.11    102.31    103.60
Target 2025      N/A       N/A      N/A       N/A    109.24

     The Funds' share prices and growth rates are not guaranteed by the Trust, the Manager, or any of their affiliates. There is no guarantee that the Funds' AVMs will fluctuate as little in the future as they have in the past.

     *A Fund's weighted average maturity date can be calculated at any point in time by adding its WAM to the current date. For example, if today were November 17, 1995, and the Fund's WAM were six years, the Fund's weighted average maturity date would be November 17, 2001. Please note that a Fund's weighted average maturity date typically precedes the date on which the Fund will be liquidated. For details on Fund liquidation, see page 22.

ZERO COUPON SECURITIES

     Zero-coupon U.S. Treasury securities (or zeros) are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank. The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and generic TRs (Treasury Receipts).

     The U.S. Treasury subsequently introduced a program called Separate Trading of Registered Interest and Principal of Securities ("STRIPS"), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. (Book-entry trading eliminates the bank credit risks associated with broker-dealer-sponsored custodial receipt programs.) STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

     Principal and interest on bonds issued by the Resolution Funding Corporation ("REFCORP") have also been separated and issued as zero-coupon securities. The U.S. government and its agencies may issue securities in zero-coupon form. These securities are referred to as "original issue zero-coupon securities."

OTHER INVESTMENTS

     As a Fund's target maturity year approaches, the Manager may buy coupon-bearing securities whose duration and price characteristics are similar to those of aging zero-coupon securities. Towards the end of a Fund's target maturity year and until the Fund is liquidated, the proceeds of maturing zero-coupon securities are invested in U.S. Treasury bills.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     The Funds are designed for investors with long-term financial goals that correspond to one or more of the target maturities offered. Investors who use zeros or the Funds for short-term speculative purposes should understand that, although most of the reinvestment risk associated with coupon-bearing bonds has been eliminated, the prices of zeros can fluctuate dramatically between issuance and maturity. When interest rates rise, the price of a zero falls more sharply than the price of a coupon-bearing security of the same maturity. Correspondingly, when interest rates fall, the price of a zero rises more sharply than the price of a coupon-bearing security.

     Each Fund's share price will fluctuate daily in response to Fund activity and changes in the market value of its investments. Due to the price volatility of zeros, redemptions made prior to a Fund's target maturity year may result in unanticipated capital gains or losses for the Funds. These capital gains and losses will be distributed to shareholders regardless of whether they have redeemed shares. Although shareholders have the option to redeem shares on any business day, those seeking to minimize their exposure to share price volatility should plan to hold their shares until the end of their Fund's target maturity year.

12  Information Regarding the Funds                 American Century Investments



     Investing in a portfolio of zeros is different from investing directly in a zero. Although the Manager adheres to investment policies designed to assure close correspondence between the price behavior of a Fund and that of a zero with the same maturity characteristics, precise forecasts of maturity value and yield to maturity are not possible.

     For additional information regarding the investment practices of any of the Funds, see the Statement of Additional Information.

COUPON-BEARING U.S. TREASURY SECURITIES

     U.S. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Historically, they have involved no risk of loss of principal if held to maturity. Between issuance and maturity, however, the prices of these securities change in response to changes in market interest rates. Coupon-bearing securities generate current interest payments, and part of a Fund's return may come from reinvesting interest earned on these securities.

REFCORP BONDS

     REFCORP issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the Federal Reserve Bank of New York. The principal amount and maturity date of REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros.

CASH MANAGEMENT

     Each Fund may invest up to 5% of its total assets in money market funds, including those advised by the Manager, provided that the investment is consistent with the Fund's investment policies and restrictions.

SECURITIES LENDING

     The Funds may lend portfolio securities to broker-dealers to earn additional income. This practice could result in a loss or a delay in recovering the Fund's securities. Securities loans are subject to guidelines prescribed by the board of trustees, which are set forth in the Statement of Additional Information. Loans are limited to one-third of the Fund's total assets and must be fully collateralized.

PORTFOLIO TURNOVER

     The portfolio turnover rates of the Funds are shown in the Financial Highlights tables on pages 5-10 of this Prospectus.

     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the particular fund's objectives. The manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately anticipated.

     The portfolio turnover of each Fund may be higher than other mutual funds with similar investment objectives. The Funds' annual portfolio turnover rates are not expected to exceed 150% and may vary from year to year. An annual portfolio turnover rate of 100% or more is considered high. A high turnover rate involves correspondingly higher transaction costs that are borne directly by a Fund. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a Fund since short-term capital gains are taxable as ordinary income.

U.S. GOVERNMENT SECURITIES

     Generally, the state tax-exempt interest income earned by the Funds is passed through to the Funds' shareholders as state tax-free dividends.

     Each Fund may therefore quote state tax-equivalent yields, which show the state taxable yields an investor would have to earn before taxes to equal the Fund's state tax-free yields. As a prospective investor in the Funds, you should determine whether your state tax-equivalent yield is likely to be higher with a taxable or with a tax-exempt Fund. To determine this, you may use the formulas depicted below.

     The tax-equivalent yield is based on each Fund's current state tax-free yield and your state income tax rate. The formula is:

 Fund's State Tax-Free Yield           Your State
     100% - State Tax Rate      =    Tax-Equivalent
                                          Yield

PERFORMANCE ADVERTISING

     From time to time, the Funds may advertise performance data. Fund performance may be shown by pre-

Prospectus                                   Information Regarding the Funds  13



senting one or more performance measurements, including cumulative total return or average annual total return, yield, effective yield and tax-equivalent yield(for tax-exempt funds).

     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

     A quotation of yield reflects a Fund's income over a stated period expressed as a percentage of the Fund's share price. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

     Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of Fund shares outstanding during the period, and expressing the result as a percentage of the Fund's share price on the last day of the 30-day (or one month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. The SEC yield should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     A tax-equivalent yield demonstrates the taxable yield necessary to produce after-tax yield equivalent to that of a mutual fund which invests in exempt obligations. See "U.S. Government Securities," page 13, for a description of the formulas used in comparing yields to tax-equivalent yields.

     The Funds may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance. Fund performance may also be compared, on a relative basis, to the other funds in our fund family. This relative comparison, which may be based upon historical or expected Fund performance, volatility or other Fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

     All performance information advertised by the Funds is historical in nature and is not intended to represent or guarantee future results. The value of Fund shares when redeemed may be more or less than their original cost.

14  Information Regarding the Funds                 American Century Investments



                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

     The Funds offered by this Prospectus are a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

     The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

     If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page 20.

HOW TO OPEN AN ACCOUNT

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

     The minimum investment is $2,500 ($1,000 for IRA accounts). These minimums will be waived if you establish an automatic investment plan to your account that is the equivalent of at least $50 per month. See "Automatic Investment Plan," page 16.

     The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

     Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

     You may invest in the following ways:

BY MAIL

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

     o   RECEIVING BANK AND ROUTING NUMBER:
         Commerce Bank, N.A. (101000019)

     o   BENEFICIARY (BNF):
         American Century Services Corporation
         4500 Main St., Kansas City, Missouri 64111

     o   Beneficiary account number (BNF ACCT):
         2804918

     o   REFERENCE FOR BENEFICIARY (RFB):
         American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

     o   ORIGINATOR TO BENEFICIARY (OBI):
         Name and address of owner of account into which you are investing.

     o   BANK TO BANK INFORMATION
         (BBI OR FREE FORM TEXT):

          o    Taxpayer identification or Social Security number

          o If more than one account, account numbers and amount to be invested in each account.

Prospectus                    How To Invest with American Century Investment  15



          o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

BY EXCHANGE

     Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See this page for more information on exchanges.

IN PERSON

     If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222.

SUBSEQUENT INVESTMENTS

     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the remittance portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

     When making subsequent investments, enclose your check with the remittance portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

     Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

     You may make subsequent investments by wire. Follow the wire transfer instructions on page 15 and indicate your account number.

IN PERSON

     You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on this page.

AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

     As long as you meet any minimum investment requirements, you may exchange your Fund shares to our other funds up to six times per year per account. An exchange request will be processed the same day it is received if it is received before the Funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the Funds described in this Prospectus, and at the close of the Exchange for all of our other funds.
See "When Share Price is Determined," page 21.

     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

16 How To Invest With American Century Investments  American Century Investments



BY MAIL

     You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

     You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page 18) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

     You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

     Your written instructions to redeem shares may be made either by a redemption form, which we will send to you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page 18.

BY TELEPHONE

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

     If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

     If you have at least a $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds directly to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

     Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN
LOW-BALANCE ACCOUNTS

     Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you to either bring the value of the shares held in the account up to the minimum or to establish an

Prospectus                    How To Invest with American Century Investments 17



automatic investment that is the equivalent of at least $50 per month. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee will be required when:

     o    redeeming more than $25,000; or

     o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

     You may obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special shareholder services include:

AUTOMATED INFORMATION LINE

     We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

     You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your fund's daily share prices, receive updates on major market indexes and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

OPEN ORDER SERVICE

     Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed. If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

     If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

     Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

18 How To Invest With American Century Investments  American Century Investments



TAX-QUALIFIED RETIREMENT PLANS

     Each Fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     o    Individual Retirement Accounts ("IRAs");

     o 403(b) plans for employees of public school systems and non-profit organizations; or

     o Profit sharing plans and pension plans for corporations and other employers.

     If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

     You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING
YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

     (1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the Fund.

     (2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

     (3) Shares being acquired must be qualified for sale in your state of residence.

     (4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

     (5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

     (6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

     (7)  All  signatures   should  be  exactly  as  the  name  appears  in  the
          registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

     (8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

     (9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

     (10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all

Prospectus                   How To Invest with American Century Investments  19



year-to-date activity in your account. You may request a statement of your account activity at any time.

     With the exception of most automatic transactions, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transactions. See the Investor Services Guide for more detail.

     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     No later than January 31st of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

     Information   contained  in  our  Investor   Services   Guide  pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

     If you own or are considering purchasing fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the funds, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

     If you own or are considering purchasing fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

     You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.

20 How To Invest With American Century Investments  American Century Investments



                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value for the Funds offered by this Prospectus is determined one hour before the close of regular trading on each day that the New York Stock Exchange is open, usually 2 p.m. Central time. Net asset value for all other American Century funds is determined at the close of regular trading on the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares received by us or one of our agents one hour before the close of business on the Exchange are effective on and will receive the price determined one hour before the close of the Exchange. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined as of, the close of the Exchange on the next day the Exchange is open.

     Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited one hour before the close of business on the Exchange.

     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

     Investment and transaction instructions received by us on any business day by mail prior to the close of business on the Exchange will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

     If you invest in fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the fund's procedures or any contractual arrangement with the fund or the fund's distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     The portfolio securities of each Fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset values of the Funds are published in leading newspapers daily. The net asset values, as well as yield information on all of the Funds and other funds in the American Century family of funds, may be obtained by calling us or by accessing our Web site at www.americancentury.com.

Prospectus                            Additional Information You Should Know  21



DISTRIBUTIONS

     Each Fund declares an ordinary income dividend (and a capital gain distribution, if necessary) in December.

     Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

BUYING A DIVIDEND

     The timing of your investment could have undesirable tax consequences. If you open a new account or buy more shares for your current account just before the day a dividend or distribution is reflected in your Fund's share price, you will receive a portion of your investment back as a taxable dividend or distribution.

REVERSE SHARE SPLITS

     At the same time that the Funds' annual dividends (and capital gain distributions, if any) are declared, the Board of Trustees also declares a reverse share split for each Fund that exactly offsets the per-share amount of the Fund's dividends (and capital gain distributions).

     Following a reverse share split, shareholders who have chosen to reinvest dividends and capital gain distributions own exactly the same number of shares they owned prior to the distribution and reverse share split. Shareholders who have elected to take distributions in cash own fewer shares. Reverse share splits cause the Funds' share prices to behave similarly to the prices of directly held zero-coupon securities with comparable maturity characteristics. Although the Trustees intend to declare a reverse share split each time a dividend or capital gain distribution is declared, they reserve the right not to do so.

FUND LIQUIDATION

     During a Fund's target maturity year, shareholders will be asked if they wish to receive payment of the liquidation proceeds in cash or to exchange their shares for those of another American Century fund or another Fund. If the Trust has not received instructions by December 31 of the Fund's target maturity year, shares will be exchanged for shares of American Century-Benham Capital Preservation Fund ("CPF") or, if CPF is not available, for shares of another money market fund in the American Century family of funds.

TAXES

     Each Fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

     If Fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the Fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

     Zero-coupon securities purchased by the Funds accrue interest (commonly referred to as "imputed income") for federal income tax purposes even though zeros do not pay current interest. The Funds must distribute this imputed income to shareholders as ordinary income dividends, which are subject to federal taxes but exempt from state taxes.

22 Additional Information You Should Know           American Century Investments



     Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the fixed income funds do not qualify for the 70%
dividends-received deduction for corporations since they are derived from interest income. Dividends representing income derived from tax-exempt bonds generally retain the bonds' tax-exempt character in a shareholder's hands. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a capital gain distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distribution are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code and its Regulations, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

     Redemption of shares of a Fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

     The Funds are series of the American Century Target Maturities Trust (the "Trust"). Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust. Acting pursuant to an investment advisory agreement entered into with the Trust, Benham Management Corporation (the "Manager") serves as the investment advisor of the Funds. Its principal place of business is 1665 Charleston Road, Mountain View, California 94043. The Manager has been providing investment advisory services to investment companies and other clients since 1971.

Prospectus                            Additional Information You Should Know  23



     The Manager supervises and manages the investment portfolio of each Fund and directs the purchase and sale of its investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the Funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the Funds' portfolios and the Funds' asset mix as they deem appropriate in pursuit of the Funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the Funds or of sectors of the Funds as necessary between team meetings.

     In June 1995, American Century Companies, Inc. ("ACC") acquired Benham Management International, Inc., the then-parent company of the Manager. In the acquisition, the Manager became a wholly owned subsidiary of ACC.

     The portfolio manager members of the teams managing the Funds described in this Prospectus and their work experience for the last five years are as follows:

     CASEY  COLTON,   Portfolio  Manager,  joined  the  Manager  in  1990  as  a
Municipal Analyst and has been a member of the team that manages the Target funds since January 1996. Mr. Colton is a Chartered Financial Analyst.

     DAVID SCHROEDER, Vice President, joined the Manager in 1990 and has been primarily responsible for the day-to-day operations of each of the Funds since July, 1990.

     The activities of the Manager are subject only to directions of the Trust's Board of Trustees. For the services provided to the Funds, the Manager receives a monthly investment advisory fee equal to its pro rata share of the dollar amount derived from applying the Trust's average daily net assets to an investment advisory fee schedule.

     The investment advisory fee rate cannot exceed 0.35% of average daily net assets, and it drops to a marginal rate of 0.19% of average daily net assets as Trust assets increase.

CODE OF ETHICS

     The Funds and the Manager have adopted a Code of Ethics that restricts personal investing practices by employees of the Manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the Funds' portfolios obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the Fund shareholders come before the interests of the people who manage those Funds.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, (the "transfer agent") acts as transfer agent and dividend-paying agent for the Funds. It provides facilities, equipment and personnel to the Funds and is paid for such services by the Funds. For administrative services, each Fund pays the transfer agent a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the Funds managed by the Manager. The administrative fee rate ranges from 0.11% to 0.08% of average daily net assets, dropping as assets managed by the Manager increase. For transfer agent services, each Fund pays the transfer agent a monthly fee for each shareholder account maintained and for each shareholder transaction executed during that month.

     The Funds charge no sales commissions, or "loads," of any kind. However, investors who do not choose to purchase or sell Fund shares directly from the transfer agent may purchase or sell Fund shares through registered broker-dealers and other qualified service providers, who may charge investors fees for their services. These broker-dealers and service providers generally provide shareholder, administrative and/or accounting services which would otherwise be provided by the transfer agent. To accommodate these investors, the Manager and its affiliates have entered into agreements with some broker-dealers and service providers to provide these services. Fees for such services are borne normally by the Funds at the rates normally paid to the transfer agent, which would otherwise provide the services.

24  Additional Information You Should Know          American Century Investments



     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the Manager or its affiliates.

     The Manager and the transfer agent are both wholly owned by ACC. James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The Funds' shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promoting and distributing the Fund shares offered by this Prospectus. The Funds do not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.

EXPENSES

     Each Fund pays certain operating expenses directly, including, but not limited to: custodian, audit, and legal fees; fees of the independent directors or trustees; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders; insurance expenses; and costs of registering the Fund's shares for sale under federal and state securities laws. See the Statement of Additional Information for a more detailed discussion of independent trustee compensation.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

     American Century Target Maturities Trust was organized as a Massachusetts business trust on November 8, 1984. The Trust is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Trustees.

     The principal office of the Trust is American Century Tower, 4500 Main Street, P. O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021 (international calls: 816-531-5575).

     The Funds are individual series of the Trust which issues shares with no par value. The assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.

     Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except those matters which must be voted on separately by the series of shares affected. Matters affecting only one Fund are voted upon only by that Fund.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the Trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

     Unless required by the 1940 Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of Trustees or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust hold a special meeting of shareholders. We will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

     THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF A FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. A FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.

Prospectus                            Additional Information You Should Know  25



P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962
Internet: www.americancentury.com

9701           [recycled logo]
SH-BKT-6162       Recycled

                            [american century logo]
                                    American
                                  Century (sm)





                       STATEMENT OF ADDITIONAL INFORMATION

                            [american century logo]
                             American Century (sm)

                                 JANUARY 1, 1997

                                     BENHAM
                                    GROUP(R)

                                   Target 2000
                                   Target 2005
                                   Target 2010
                                   Target 2015
                                   Target 2020
                                   Target 2025

                                  [front cover]



                      STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY 1, 1997

                    AMERICAN CENTURY TARGET MATURITIES TRUST

This statement is not a prospectus but should be read in conjunction with the current Prospectus of American Century Target Maturities Trust, dated January 1, 1997. The Funds' annual report for the fiscal year ended September 30, 1996 is incorporated by reference. Please retain this document for future reference. To obtain the Prospectus, call American Century Investments toll-free at 1-800-345-2021 (international calls: 816-531-5575) or write P.O.
Box 419200, Kansas City, Missouri 64141-6200.

                               TABLE OF CONTENTS

Investment Policies and Techniques....................2
Investment Restrictions...............................2
Portfolio Transactions................................3
Valuation of Portfolio Securities.....................4
Predictability of Return..............................4
Performance...........................................6
Taxes.................................................8
About the Trust.......................................8
Trustees and Officers.................................9
Investment Advisory Services.........................10
Transfer and Administrative Services.................12
Distribution of Fund Shares..........................13
Direct Fund Expenses.................................13
Expense Limitation Agreement.........................13
Additional Purchase and Redemption Information.......13
Other Information....................................15

Statement of Additional Information                                   1


INVESTMENT POLICIES AND TECHNIQUES

The following paragraphs provide a more detailed description of the securities and investment practices identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Trustees.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its portfolio securities to earn additional income. If a borrower defaults on a securities loan, the lending Fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased in the meantime, the Fund could suffer a loss. To minimize the risk of default on securities loans, Benham Management Corporation (the "Manager") adheres to the following guidelines established by the Board of Trustees:

TYPE AND AMOUNT OF COLLATERAL. At the time a loan is made, the Fund must receive, from or on behalf of a borrower, collateral consisting of any combination of cash and full faith and credit U.S. government securities equal to not less than 102% of the market value of the securities loaned. Cash collateral received by a Fund in connection with loans of portfolio securities may be commingled by the Fund's custodian with other cash and marketable securities, provided that the loan agreement expressly allows such commingling.

ADDITIONS TO COLLATERAL. Collateral must be marked to market daily, and the borrower must agree to add to collateral to the extent necessary to maintain the 102% level specified in guideline (1) above. The borrower must deposit additional collateral not later than the business day following the business day on which a collateral deficiency occurs or collateral appears to be inadequate.

TERMINATION OF LOAN. The Fund must have the ability to terminate a loan of portfolio securities at any time. The borrower must be obligated to redeliver the borrowed securities within the normal settlement period following receipt of the termination notice. The normal settlement period for U.S. government securities is two trading days.

REASONABLE RETURN ON LOAN. The borrower must agree that the Fund (a) will receive all dividends, interest, or other distributions on loaned securities and
(b) will be paid a reasonable return on such loans either in the form of a loan fee or premium or from the retention by the Fund of part or all of the earnings and profits realized from the investment of cash collateral in full faith and credit U.S. government securities.

LIMITATIONS ON PERCENTAGE OF FUND ASSETS ON LOAN. A Fund's loans may not exceed 33-1/3% of its total assets.

CREDIT ANALYSIS. As part of the regular monitoring procedures it follows to evaluate banks and broker-dealers in connection with, for example, repurchase agreements and municipal securities credit issues, the Manager, the Funds' investment advisor, analyzes and monitors the creditworthiness of all borrowers with whom securities lending agreements are contemplated or entered into.

INVESTMENT RESTRICTIONS

The Funds' investment restrictions set forth below are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of the Fund as determined in accordance with the Investment Company Act of 1940 (the "1940 Act").

Each Fund May Not:

(1) Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the value of its total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(2) Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result, 25% or more of the value of its total assets would be invested in securities of issuers having their principal business activities in the same industry.

(3) Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities (taken at cost) of issuers which, at the time of purchase,

2                                          American Century Investments

     had been in operation less than three years, including predecessors and unconditional guarantors.

(4) Purchase any equity securities in any companies, including warrants or bonds with warrants attached, or any preferred stocks, convertible bonds, or convertible debentures.

(5)  Engage in transactions involving puts, calls, straddles, or spreads.

(6) Invest in securities that are not readily marketable or the disposition of which is restricted under federal securities laws (collectively, "illiquid securities") if, as a result, more than 10% of the Fund's net assets would be invested in illiquid securities.

(7) Acquire or retain the securities of any other investment company if, as a result, more than 3% of such investment company's outstanding shares would be held by the Trust, more than 5% of the value of the Trust's assets would be invested in shares of such investment company, or more than 10% of the value of the Trust's assets would be invested in shares of investment companies in the aggregate, except in connection with a merger, consolidation, acquisition, or reorganization.

(8) Purchase or retain securities of any issuer if, to the knowledge of the Trust's management, those officers and Trustees of the Trust and of its investment advisor, who each own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.

(9) Acquire securities for the purpose of exercising control over management of the issuer.

(10) Issue or sell any class of senior security as defined in the Investment Company Act of 1940.

(11) Purchase, sell, or invest in real estate, commodities, commodity contracts, foreign exchange, or interests in oil, gas, or other mineral exploration or development programs.

(12) May not engage in any short-selling operations.

(13) Purchase securities on margin, except for such short-term credits as are necessary for the clearance of purchases of portfolio securities.

(14) Act as an underwriter of securities issued by others, except to the extent that the purchase of portfolio securities may be deemed to be an underwriting.

(15) Borrow money in excess of 33-1/3% of the market value of its total assets, and then only from a bank and as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, and provided that immediately after any such borrowing there is an asset coverage of at least 300 per centum for all such borrowings. To secure any such borrowing, a Fund may not mortgage, pledge, or hypothecate in excess of 33-1/3% of the value of its total assets. A Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. A Fund will not borrow in order to increase income (leverage), but only to facilitate redemption requests that might require untimely disposition of portfolio securities.

(16) Make loans to others, except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees or for the purchase of debt securities in accordance with its investment objectives and policies.

Unless otherwise indicated, percentage limitations included in the restrictions apply at the time the transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether it has complied with these investment restrictions.

PORTFOLIO TRANSACTIONS

Each Fund's assets are invested by the Manager in a manner consistent with the Fund's investment objective, policies and restrictions, and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Manager is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Funds. In placing orders for the purchase and sale of portfolio securities, the Manager will use its best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Trustees may issue from time to time. The

Statement of Additional Information                                   3

Manager will select broker-dealers to execute portfolio transactions on behalf of the Funds solely on the basis of best price and execution.

U.S. government securities generally are traded in the over-the-counter (OTC) market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between these prices is known as a spread.

The Manager expects to execute most transactions on a net basis through broker-dealers unless it is determined that a better price or execution can be obtained on a commission basis through a broker. Portfolio securities may also be purchased directly from the issuer. The Funds paid no brokerage commissions during the fiscal years ended September 30, 1996, 1995 and 1994.

Each Fund may hold portfolio securities until they mature, or it may sell or otherwise dispose of these securities, replacing them with other securities consistent with its investment objective and policies. The Funds' turnover rates for the fiscal years ended September 30, 1996 and 1995, are indicated in the following table.

PORTFOLIO TURNOVER RATES
------------------------------------------------------------------------
                  Fiscal              Fiscal
Fund               1996                1995
------------------------------------------------------------------------
Target 2000       29.24%              52.64%
Target 2005       31.36%              34.23%
Target 2010       24.42%              26.00%
Target 2015       17.24%              69.97%
Target 2020       47.05%              78.08%
Target 2025       60.80%                N/A
------------------------------------------------------------------------

VALUATION OF PORTFOLIO SECURITIES

Each Fund's net asset value per share ("NAV") is calculated as of one hour before the close of business of the New York Stock Exchange (the "Exchange"), usually 3:00 p.m. Central time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1997: New Year's Day (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (observed). Although the Funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

The Manager typically completes its trading on behalf of each Fund in various markets before the Exchange closes for the day. Each Fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities, and dividing the result by the number of shares outstanding. Expenses and interest on portfolio securities are accrued daily.

Most securities held by the Funds are priced at market value using prices obtained from an independent pricing service. Because of the large number of zero-coupon Treasury obligations available, many do not trade each day. In valuing these securities, the pricing service generally takes into account institutional trading, trading in similar groups of securities, and any developments related to specific securities.

The methods used by the pricing service and the valuations so established are reviewed by the Manager under the general supervision of the Board of Trustees. There are a number of pricing services available. The Manager, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at amortized cost, which is cost plus or minus any amortized discount or premium, unless the Trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair market value using methods approved by the Board of Trustees.

PREDICTABILITY OF RETURN

ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

To provide a comparable investment opportunity while allowing investors the flexibility to purchase or redeem shares each day the Trust is open for busi-

4                                          American Century Investments

ness, each Fund consists primarily of zero-coupon bonds but is actively managed to accommodate shareholder activity and to take advantage of perceived market opportunities. Because of this active management approach, the Manager does not guarantee that a certain price per share will be attained by the time a Fund is liquidated. Instead, the Manager attempts to track the price behavior of a directly held zero-coupon bond by:

(1) Maintaining a weighted average maturity within the Fund's target maturity year;

(2) Investing at least 90% of assets in securities that mature within one year of the Fund's target maturity year;

(3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

(4)  Under normal conditions, maintaining a cash balance of less than 1%;

(5) Executing portfolio transactions necessary to accommodate net shareholder purchases or redemptions on a daily basis; and

(6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the advisor to calculate an anticipated  value at maturity
(AVM) for each Fund that approximates the price per share the Fund will achieve by its weighted average maturity date. The AVM calculation is as follows:

                               AVM = P(1+AGR/2)2T

where P = the Fund's current price per share; T = the Fund's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes that the shareholder will reinvest all dividend and capital gain distributions (if any). It also assumes an expense ratio and a portfolio composition that remain constant for the life of the Fund. Because Fund expenses and composition do not remain constant, however, the Manager calculates AVM for each Fund each day the Trust is open for business.

In addition to the measures described above, which the Manager believes are adequate to assure close correspondence between the price behavior of each Fund and the price behavior of directly held zero-coupon bonds with comparable maturities, the Trust has made an undertaking to the staff of the Securities and Exchange Commission (SEC) that each Fund will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities while the Fund is within two to four years of its target maturity year. This undertaking may be revoked if the market supply of zero-coupon securities diminishes unexpectedly, although it will not be revoked without prior consultation with the SEC staff. In addition, the Manager has undertaken that any coupon-bearing bond purchased on behalf of a Fund will have a duration that falls within the Fund's target maturity year.

ANTICIPATED  GROWTH RATE. The Manager also calculates an anticipated growth rate
(AGR) for each Fund each day the Trust is open for business. AGR is a calculation of the annualized rate of growth an investor may expect from his or her purchase date to the Fund's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that the investor will reinvest all dividends and capital gain distributions (if any) and that the Fund's expense ratio and portfolio composition will remain constant. Each Fund's AGR changes from day to day primarily because of changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the Fund's investments.

The Manager expects that shareholders who hold their shares until a Fund's weighted average maturity date and who reinvest all dividends and capital gain distributions (if any), will realize an investment return and maturity value that do not differ substantially from the AGR and AVM calculated on the day his or her shares were purchased.

The table on the next page illustrates investor experience with Target 1990, a series of the Trust that was first offered on March 25, 1985, and that was liquidated on January 25, 1991. This table is not indicative of the future performance of the existing Funds.

Statement of Additional Information                                   5

                  Share                 Weighted
                 Price (P)               Average         AVM
Date              (in $)       AGR    Maturity (T)     (in $)
------------------------------------------------------------------------
April 1985         56.03     10.58        5.64         100.25
June               60.62      9.68        5.42         101.17
September          62.72      9.44        5.08         100.23
December           67.75      8.26        4.95         101.15
March 1986         73.60      6.86        4.69         100.98
June               74.80      6.83        4.38         100.38
September          76.82      6.59        4.16         100.63
December           79.01      6.27        3.86         100.26
March 1987         79.88      6.34        3.59          99.93
June               79.01      7.21        3.27          99.63
September          77.28      8.57        3.14         100.62
December           81.02      7.52         2.7          99.33
March 1988         83.61      6.98        2.51          99.33
June               83.97      6.55        2.62          99.42
September          84.96      6.97        2.09          98.04
December           85.70      8.39        1.68          98.38
March 1989         86.76      9.18        1.50          99.25
June               90.47      7.57        1.23          99.16
September          91.91      7.81        0.98          99.08
December           94.00      7.38        0.74          99.17
March 1990         95.62      7.68        0.52          99.44
June               97.48      7.44        0.32          99.82
September          99.32      6.73        0.15         100.31
December          101.13      4.33        0.07         101.43
------------------------------------------------------------------------

Calculations in the table above may not reconcile precisely due to rounding of share price, AGR, and weighted average maturity to two decimal points.

Note that the Target 1990's share price on December 31, 1990, was not the same as its AVM on that date because the Fund had not yet been liquidated and still held short-term Treasury securities with a 25-day maturity. The Fund was liquidated on January 25, 1991, at a final share price of $101.46.

As a further demonstration of how the Funds have behaved over time, the following tables show each Fund's AGR and AVM as of September 30 for each of the past five years.

              9/30/92   9/30/93   9/30/94   9/30/95    9/30/96
                AGR       AGR       AGR       AGR        AGR
------------------------------------------------------------------------
Target 2000    6.01%     4.66%     6.76%     5.37%      5.75%
Target 2005    6.89      5.53      7.33      5.75       6.17
Target 2010    7.21      5.92      7.54      6.04       6.44
Target 2015    7.43      6.04      7.56      6.21       6.58
Target 2020    7.37      6.02      7.52      6.20       6.59
Target 2025     N/A       N/A       N/A       N/A       6.43
------------------------------------------------------------------------


              9/30/92   9/30/93   9/30/94   9/30/95    9/30/96
                AVM       AVM       AVM       AVM        AVM
------------------------------------------------------------------------
Target 2000  $101.01   $100.21   $100.86   $100.99    $101.10
Target 2005    99.78    100.21    100.58    100.32     100.71
Target 2010   100.11    100.94    101.38    101.02     102.53
Target 2015   107.05    106.84    107.95    109.62     110.11
Target 2020   101.87    100.76    102.11    102.31     103.60
Target 2025     N/A       N/A       N/A       N/A      109.24
------------------------------------------------------------------------

The Funds' share prices and growth rates are not guaranteed by the Trust or any of its affiliates. There is no guarantee that the Funds' AVMs will fluctuate as little in the future as they have in the past.

PERFORMANCE

The Funds' yields and total returns may be quoted in advertising and sales literature. These figures, as well as the Fund's share price will vary. Past performance should not be considered as indicative of future results.

Yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing a Fund's net investment income by its share price on the last day of the period, according to the following formula:

                          YIELD = 2 [(a - b + 1)6 - 1]
                                     ------
                                       cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

Each Fund's yield for the 30-day period ended September 30, 1996, calculated using the SEC yield formula described above, is indicated below.

Fund               30-Day Yield
------------------------------------------------------------------------
Target 2000            6.15%
Target 2005            6.51%
Target 2010            6.71%
Target 2015            6.80%
Target 2020            6.94%
Target 2025            6.48%
------------------------------------------------------------------------

6                                          American Century Investments


Total returns quoted in advertising and sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time but changes from year-to-year and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

The Funds' average annual total returns for the one-year, five-year, ten-year, and life-of-fund periods ended September 30, 1996, are indicated in the following table.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------
                      One-          Five-         Ten-       Life-of-
Fund                  Year          Year          Year         Fund
------------------------------------------------------------------------
Target 2000(1)        4.02%         8.71%         9.35%       13.03%
Target 2005(1)        2.16%        10.48%        10.34%       14.73%
Target 2010(1)        0.78%        11.11%        10.37%       15.80%
Target 2015(2)       (0.75)%       11.63%         9.38%        9.70%
Target 2020(3)       (2.09)%       11.90%          N/A         9.39%
Target 2025(4)         N/A           N/A           N/A       (15.18)%
------------------------------------------------------------------------
(1) Commenced operations on March 25, 1985.
(2) Commenced operations on September 1, 1986.
(3) Commenced operations on December 29, 1989.
(4) Commenced operations on February 16, 1996.

In addition to average annual total returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

The Funds' performances may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Funds may also utilize reprints from newspapers and magazines furnished by third parties to illustrate the Funds' historical performances.

Statement of Additional Information                                   7


TAXES

Each Fund intends to qualify annually as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, each Fund will be exempt from federal and California income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains to shareholders.

As holders of zero-coupon Treasury securities ("zeros"), the Funds receive no cash payments of interest prior to the dates these securities mature. However, portfolio holdings that include zeros accrue interest (commonly referred to as "imputed income") for federal income tax purposes.

Under the Code, dividends derived from interest, imputed income, and any short-term capital gains are federally taxable to shareholders as ordinary income, regardless of whether such dividends are taken in cash or reinvested in additional shares. Distributions designated as being made from a Fund's net realized long-term capital gains are taxable to shareholders as long-term capital gains, regardless of the length of time shares are held. Corporate investors are not eligible for the dividends-received deduction with respect to distributions from the Funds.

Upon redeeming, selling, or exchanging shares of a Fund, shareholders will realize a taxable gain or loss depending upon their basis in the shares liquidated. The gain or loss generally will be long-term or short-term depending on the length of time the shares were held. However, a loss recognized by a shareholder in the disposition of shares on which capital gain dividends were paid (or deemed paid) before the shareholder had held his or her shares for more than six months would be treated as a long-term capital loss for tax purposes.

Dividends paid by each Fund are exempt from state personal income taxes in all states because the Funds derive their income from debt securities of the U.S. government whose interest payments are state tax-exempt. Distributions of capital gains are generally not exempt from state and local taxes.

The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders; no attempt has been made to discuss individual tax consequences. A prospective investor should consult his or her tax advisor or state or local tax authorities to determine whether the Funds are suitable investments based on his or her tax situation.

ABOUT THE TRUST

American Century Target Maturities Trust (the "Trust") was organized as a Massachusetts business trust on November 8, 1984. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (each a Fund). Currently, there are six series of the Trust, as follows: Target 2000 , Target 2005, Target 2010, Target 2015 , Target 2020 and Target 2025. The table below lists each Fund's current and former name. The Board of Trustees may create additional series from time to time. In addition, the Board of trustees may liquidate a series at the conclusion of its target maturity year.

Shares of each Fund have equal voting rights, although each Fund votes separately on matters affecting it exclusively. Voting rights are not cumulative; investors holding more than 50% of the Trust's outstanding shares may elect a Board of Trustees. The

FUND NAME AS OF JANUARY, 1997
------------------------------------------------------------------------
American Century--Benham Target Maturities Trust: 2000
American Century--Benham Target Maturities Trust: 2005
American Century--Benham Target Maturities Trust: 2010
American Century--Benham Target Maturities Trust: 2015
American Century--Benham Target Maturities Trust: 2020
American Century--Benham Target Maturities Trust: 2025
------------------------------------------------------------------------

FORMER FUND NAME
------------------------------------------------------------------------
Benham Target Maturities Trust 2000 Portfolio
Benham Target Maturities Trust 2005 Portfolio
Benham Target Maturities Trust 2010 Portfolio
Benham Target Maturities Trust 2015 Portfolio
Benham Target Maturities Trust 2020 Portfolio
Benham Target Maturities Trust 2025 Portfolio
------------------------------------------------------------------------

8                                          American Century Investments


Trust has instituted dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of Trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one series voted in favor of a particular nominee or all nominees as a group. Each shareholder has rights to dividends and distributions declared by a Fund and to the net assets of such Fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the Fund.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

CUSTODIAN BANK: Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245 and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64106, serve as custodians of the Trust's assets. Services provided by the custodians include
(a) settling portfolio purchases and sales, (b) reporting failed trades, (c) identifying and collecting portfolio income, and (d) providing safekeeping of securities. The custodians take no part in determining the Funds' investment policies or in determining which securities are sold or purchased by the Funds.

INDEPENDENT AUDITORS: KPMG Peat Marwick LLP, 1000 Walnut, Suite 1600, Kansas City, Missouri 64106, serves as the Trust's independent auditors. KPMG audits the annual report and provides tax and other services.

TRUSTEES AND OFFICERS

The Trust's activities are overseen by a Board of Trustees, including seven independent Trustees. The individuals listed below whose names are marked by an asterisk (*) are "interested persons" of the Trust (as defined in the Investment Company Act of 1940) by virtue of, among other considerations, their affiliation with either the Trust; the Trust's investment advisor, Benham Management Corporation (the "Manager"); the Trust's agent for transfer and administrative services, American Century Services Corporation (ACS); the Trust's distribution agent, American Century Investment Services, Inc. (ACIS); their parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; or other funds advised by the Manager. The Trustees listed below serve as Trustees or Directors of other funds advised by the Manager. Unless otherwise noted, a date in parentheses indicates the date the Trustee or officer began his or her service in a particular capacity. The Trustees' and officers' address with the exception of Mr. Stowers III and Ms. Roepke is 1665 Charleston Road, Mountain View, California 94043. The address of Mr. Stowers III and Ms. Roepke is 4500 Main Street, Kansas City, Missouri 64111.

TRUSTEES

*JAMES M. BENHAM, Chairman of the Board of Trustees (1985); President and Chief Executive Officer (1996). Mr. Benham is also President and Chairman of the Board of the Manager (1971); and a member of the Board of Governors of the Investment Company Institute (1988). Mr. Benham has been in the securities business since 1963, and he frequently comments through the media on economic conditions, investment strategies, and the securities markets.

ALBERT A. EISENSTAT, independent Trustee (1995). Mr. Eisenstat is an independent Director of each of Commercial Metals Co. (1982), Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as Vice President of Corporate Development and Corporate Secretary of Apple Computer and served on its Board of Directors (1985 to 1993).

RONALD J. GILSON, independent Trustee (1995); Charles J. Meyers Professor of Law and Business at

Statement of Additional Information                                   9


Stanford Law School (1979) and the Mark and Eva Stern Professor of Law and Business at Columbia University School of Law (1992); Counsel to Marron, Reid & Sheehy (a San Francisco law firm, 1984).

MYRON S. SCHOLES, independent Trustee (1985). Mr. Scholes is a principal of Long-Term Capital Management (1993). He is also Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983) and a Director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a Managing Director of Salomon Brothers Inc. (securities brokerage).

KENNETH E. SCOTT, independent Trustee (1985). Mr. Scott is Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a Director of RCM Capital Funds, Inc. (June 1994).

EZRA SOLOMON, independent Trustee (1985). Mr. Solomon is Dean Witter Professor of Finance Emeritus at the Stanford Graduate School of Business, where he served as Dean Witter Professor of Finance from 1965 to 1990, and a Director of Encyclopedia Britannica.

ISAAC STEIN, independent Trustee (1992). Mr. Stein is former Chairman of the Board (1990 to 1992) and Chief Executive Officer (1991 to 1992) of Esprit de
Corp. (clothing manufacturer). He is a member of the Board of Raychem Corporation (electrical equipment, 1993), President of Waverley Associates, Inc. (private investment firm, 1983), and a Director of ALZA Corporation (pharmaceuticals, 1987). He is also a Trustee of Stanford University (1994) and Chairman of Stanford Health Services (hospital, 1994).

*JAMES E. STOWERS III, Trustee (1995). Mr. Stowers III is President, Chief Executive Officer and Director of ACC, ACS and ACIS.

JEANNE D. WOHLERS, independent Trustee (1985). Ms. Wohlers is a private investor and an independent Director and partner of Windy Hill Productions, LP. Previously, she served as Vice President and Chief Financial Officer of Sybase, Inc. (software company, 1988 to 1992).

OFFICERS

*James M. Benham, President and Chief Executive Officer (1996).

*William M. Lyons, Executive Vice President (1996); Executive Vice President, Chief Operating Officer, General Counsel and Secretary of the Manager, ACS, and ACIS.

*Douglas A. Paul,  Secretary (1988),  Vice President (1990), and General Counsel
(1990); Secretary and Vice President of the funds advised by the Manager.

*C. Jean Wade, Controller (1996).

*Maryanne Roepke, CPA, Chief Financial Officer and Treasurer (1995); Vice President and Assistant Treasurer of ACS.

As of November 30, 1996, the Trust's officers and Trustees, as a group, owned less than 1% of each Fund's total shares outstanding.

The table on the next page summarizes the compensation that the Trustees of the Funds received for the Fund's fiscal year ended September 30, 1996, as well as the compensation received for serving as a Director or Trustee of all other funds advised by the Manager.

INVESTMENT ADVISORY SERVICES

Each Fund has an investment advisory agreement with the Manager dated June 1, 1995, that was approved by shareholders on May 31, 1995.

The Manager is a California corporation and a wholly owned subsidiary of ACC, a Delaware corporation. The Manager became a wholly owned subsidiary of ACC on June 1, 1995. The Manager has served as investment advisor to the Funds since each Fund's inception. ACC is a holding company that owns all of the stock of the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the American Century funds. James E. Stowers, Jr., controls ACC by virtue of his ownership of a majority of its common stock. The Manager has been a registered investment advisor since 1971 and is investment advisor to the funds advised by the Manager.

Each Fund's agreement with the Manager continues for an initial period of two years and thereafter from year to year provided that, after the initial two-year period, it is approved at least annually by vote of either a majority of the Fund's outstanding shares, or by vote of a majority of the Fund's Trustees, including a majority of those Trustees who are neither parties to the agreement nor interested persons of any such

10                                         American Century Investments

TRUSTEE COMPENSATION FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1996
--------------------------------------------------------------------------------------------------------------------------------
                               Aggregate           Pension or Retirement           Estimated              Total Compensation
Name of                      Compensation         Benefits Accrued As Part      Annual Benefits           From Fund and Fund
Trustee*                    From The Fund             of Fund Expenses          Upon Retirement       Complex** Paid to Trustees
--------------------------------------------------------------------------------------------------------------------------------
Albert A. Eisenstat    $ 12   (Target 1995)            Not Applicable           Not Applicable                  $47,750
                        249   (Target 2000)
                        200   (Target 2005)
                        100   (Target 2010)
                        110   (Target 2015)
                        643   (Target 2020)
                          9   (Target 2025)
-----------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson     $1,025   (Target 1995)            Not Applicable           Not Applicable                  $56,249
                      1,313   (Target 2000)
                      1,240   (Target 2005)
                      1,121   (Target 2010)
                      1,135   (Target 2015)
                      1,755   (Target 2020)
                          9   (Target 2025)
-----------------------------------------------------------------------------------------------------------------------
Myron S. Scholes     $1,029   (Target 1995)            Not Applicable           Not Applicable                  $56,000
                      1,310   (Target 2000)
                      1,234   (Target 2005)
                      1,119   (Target 2010)
                      1,135   (Target 2015)
                      1,733   (Target 2020)
                          7   (Target 2025)
-----------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott     $1,049   (Target 1995)            Not Applicable           Not Applicable                  $64,523
                      1,515   (Target 2000)
                      1,393   (Target 2005)
                      1,202   (Target 2010)
                      1,230   (Target 2015)
                      2,241   (Target 2020)
                          9   (Target 2025)
-----------------------------------------------------------------------------------------------------------------------
Ezra Solomon         $1,035   (Target 1995)            Not Applicable           Not Applicable                  $61,083
                      1,398   (Target 2000)
                      1,302   (Target 2005)
                      1,153   (Target 2010)
                      1,172   (Target 2015)
                      1,943   (Target 2020)
                         10   (Target 2025)
-----------------------------------------------------------------------------------------------------------------------
Isaac Stein          $1,036   (Target 1995)            Not Applicable           Not Applicable                  $59,000
                      1,381   (Target 2000)
                      1,287   (Target 2005)
                      1,146   (Target 2010)
                      1,165   (Target 2015)
                      1,899   (Target 2020)
                          9   (Target 2025)
-----------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers    $1,033   (Target 1995)            Not Applicable           Not Applicable                  $59,500
                      1,391   (Target 2000)
                      1,301   (Target 2005)
                      1,154   (Target 2010)
                      1,173   (Target 2015)
                      1,954   (Target 2020)
                          9   (Target 2025)
-----------------------------------------------------------------------------------------------------------------------
*    Interested Trustees receive no compensation for their services as such.
**   American Century family of funds includes nearly 70 no-load mutual funds.

Statement of Additional Information                                  11


party, cast in person at a meeting called for the purpose of voting on such approval.

Each investment advisory agreement is terminable on sixty days' written notice, either by the Fund or by the Manager, to the other party and terminates automatically in the event of its assignment.

Each investment advisory agreement stipulates that the Manager will provide the Fund with investment advice and portfolio management services in accordance with the Fund's investment objective, policies, and restrictions. Each agreement also provides that the Manager will determine what securities will be purchased and sold by the Fund and assist the Trust's officers in carrying out decisions made by the Board of Trustees.

Under the investment advisory agreements, each Fund pays the Manager a monthly investment advisory fee equal to its pro rata share of the dollar amount derived from applying the Trust's average daily net assets to the annual investment advisory fee schedule below.

Investment Advisory Fee Schedule for the Funds
--------------------------------------------------------------------------------
 .35% of the first $750 million
 .25% of the next $750 million
 .24% of the next $1 billion
 .23% of the next $1 billion
 .22% of the next $1 billion
 .21% of the next $1 billion
 .20% of the next $1 billion
 .19% of net assets over $6.5 billion
--------------------------------------------------------------------------------

Investment advisory fees paid by each Fund for the fiscal years ended September 30, 1996, 1995and 1994, are indicated in the following table. Fee amounts are net of amounts reimbursed or recouped as described under the section titled "Expense Limitation Agreement."

INVESTMENT ADVISORY FEES*
------------------------------------------------------------------------
                      Fiscal       Fiscal      Fiscal
Fund                   1996         1995        1994
------------------------------------------------------------------------
Target 2000       $  815,109      $984,031    $943,356
Target 2005          672,052       420,328     400,711
Target 2010          368,802       175,368     186,373
Target 2015          410,846       336,887     224,852
Target 2020        2,525,244       422,436     152,691
Target 2025           13,420            --          --
------------------------------------------------------------------------
*Net of reimbursements

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, (ACS) acts as transfer, administrative services and dividend paying agent for the Funds. ACS provides facilities, equipment and personnel to the Funds and is paid for such services by the Funds. For administrative services, each Fund pays ACS a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the Funds managed by the Manager to the following administrative fee rate schedule:

Group Assets            Administrative Fee Rate
------------------------------------------------------------------------
up to $4.5 billion               .11%
up to $6 billion                 .10%
up to $9 billion                 .09%
over $9 billion                  .08%
------------------------------------------------------------------------

For transfer agent services, each Fund pays ACS monthly fees of $1.1875 for each shareholder account maintained and $1.35 for each shareholder transaction executed during that month.

Administrative service and transfer agent fees paid by each Fund for the fiscal years ended September 30, 1996, 1995 and 1994, are indicated in the following tables. Fee amounts are net of reimbursements as described under "Expense Limitation Agreement."

12                                         American Century Investments


ADMINISTRATIVE FEES
------------------------------------------------------------------------
                      Fiscal       Fiscal      Fiscal
Fund                   1996         1995        1994
------------------------------------------------------------------------
Target 2000          $274,837     $274,835    $265,769
Target 2005           217,047      121,534     113,361
Target 2010           106,951      64,928      54,429
Target 2015           117,664      108,475     66,096
Target 2020           744,692      185,592     50,714
Target 2025           14,090         --          --
------------------------------------------------------------------------

TRANSFER AGENT FEES
------------------------------------------------------------------------
                      Fiscal       Fiscal      Fiscal
Fund                   1996         1995        1994
------------------------------------------------------------------------
Target 2000          $267,353     $285,145    $170,682
Target 2005           266,687     $183,211    $104,835
Target 2010           178,493     $130,450     $67,306
Target 2015           178,562     $202,013     $78,543
Target 2020           858,442     $350,332     $69,631
Target 2025           32,597         --          --
------------------------------------------------------------------------

DISTRIBUTION OF FUND SHARES

The Funds' shares are distributed by American Century Investment Services,  Inc.
(ACIS), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promoting and distributing the Fund shares offered by this Prospectus. The Funds do not pay any commissions or other fees to ACIS or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.

DIRECT FUND EXPENSES

Each Fund pays certain operating expenses that are not assumed by the Manager or ACS. These include fees and expenses of the independent Trustees; custodian, audit, tax preparation, and pricing fees; fees of outside counsel and counsel employed directly by the Trust; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, confirmations, and reports to shareholders; fees for registering the Fund's shares under federal and state securities laws; brokerage fees and commissions (if any); trade association dues; costs of fidelity and liability insurance policies covering the Fund; costs for incoming WATS lines maintained to receive and handle shareholder inquiries; and organizational costs.

EXPENSE LIMITATION AGREEMENT

The Manager may recover amounts absorbed on behalf of the Funds during the preceding 11 months if, and to the extent that, for any given month, the Funds expense limit in effect at that time. The Manager has agreed to limit the Funds' expenses to .62% of the Funds' average daily net assets until May 31, 1997.

The Funds' contractual expense limit is subject to annual renewal.

Net amounts absorbed or recouped for the fiscal years ended September 30, 1996, 1995 and 1994, are indicated in the table below.

NET REIMBURSEMENTS (RECOUPMENTS)
------------------------------------------------------------------------
                      Fiscal       Fiscal      Fiscal
Fund                   1996         1995        1994
------------------------------------------------------------------------
Target 2000             $0           $0          $0
Target 2005          (16,979)      15,078       1,904
Target 2010          (46,717)      57,258       6,924
Target 2015          (50,080)      51,419       9,885
Target 2020          (251,449)     243,519     27,220
Target 2025           29,985         --          --
------------------------------------------------------------------------

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Funds' shares are continuously offered at net asset value. American Century may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling the Trust or one of its series; to avoid jeopardizing a series' tax status; or whenever, in management's opinion, such rejection is in the Trust's or series' best interest. As of November 30, 1996, the shareholders owning 5% or more of a Fund's total outstanding shares are listed on the following page.

Statement of Additional Information                                  13


Fund                          Target 2000
------------------------------------------------------------------------
Shareholder Name and          Charles Schwab & Co.
Address                       101 Montgomery Street
                              San Francisco, CA 94101-4122
------------------------------------------------------------------------
# of Shares Held              491,770.201
------------------------------------------------------------------------
% of Total Shares
Outstanding                   15.5%
------------------------------------------------------------------------


Fund                          Target 2005
------------------------------------------------------------------------
Shareholder Name and          Charles Schwab & Co.
Address                       101 Montgomery Street
                              San Francisco, CA 94101
------------------------------------------------------------------------
# of Shares Held              667,158.762
------------------------------------------------------------------------
% of Total Shares
Outstanding                   16.9%
------------------------------------------------------------------------


Fund                          Target 2010
------------------------------------------------------------------------
Shareholder Name and          National Financial Services Corp.
Address                       P.O. Box 3908
                              Church Street Station
                              New York, NY 10008-3908
------------------------------------------------------------------------
# of Shares Held              143,277.243
------------------------------------------------------------------------
% of Total Shares
Outstanding                   5.9%
------------------------------------------------------------------------
Shareholder Name and          Charles Schwab & Co.
Address                       101 Montgomery Street
                              San Francisco, CA 94101-4122
------------------------------------------------------------------------
# of Shares Held              543,068.264
------------------------------------------------------------------------
% of Total Shares
Outstanding                   22.5%
------------------------------------------------------------------------


Fund                          Target 2015
------------------------------------------------------------------------
Shareholder Name and          Charles Schwab & Co.
Address                       101 Montgomery Street
                              San Francisco, CA 94101
------------------------------------------------------------------------
# of Shares Held              765,111.255
------------------------------------------------------------------------
% of Total Shares
Outstanding                   22.4%
------------------------------------------------------------------------


Fund                          Target 2020
------------------------------------------------------------------------
Shareholder Name and          National Financial Services Corp.
Address                       P.O. Box 3908
                              Church Street Station
                              New York, NY 10008-3908
------------------------------------------------------------------------
# of Shares Held              4,674,830.140
------------------------------------------------------------------------
% of Total Shares
Outstanding                   12.4%
------------------------------------------------------------------------
Shareholder Name and          Charles Schwab & Co.
Address                       101 Montgomery Street
                              San Francisco, CA 94101-4122
------------------------------------------------------------------------
# of Shares Held              12,910,920.599
------------------------------------------------------------------------
% of Total Shares
Outstanding                   8.1%
------------------------------------------------------------------------


Fund                          Target 2025
------------------------------------------------------------------------
Shareholder Name and          National Financial Services Corp.
Address                       P.O. Box 3908
                              Church Street Station
                              New York, NY 10008-3908
------------------------------------------------------------------------
# of Shares Held              152,280.796
------------------------------------------------------------------------
% of Total Shares
Outstanding                   8.1%
------------------------------------------------------------------------
Shareholder Name and          Charles Schwab & Co.
Address                       101 Montgomery Street
                              San Francisco, CA 94101-4122
------------------------------------------------------------------------
# of Shares Held              576,527.425
------------------------------------------------------------------------
% of Total Shares
Outstanding                   30.4%
------------------------------------------------------------------------

ACS charges neither fees nor commissions on the purchase and sale of fund shares. However, ACS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, ACS may charge a fee for processing dishonored investment checks or stop-payment requests. See the Investor Services Guide for more information.

Share purchases and redemptions are governed by California law.


14                                         American Century Investments


FUND LIQUIDATIONS. On or before January 31st of the year following a Fund's target maturity year, its investments will be sold or allowed to mature; its liabilities will be discharged, or a provision will be made for their discharge; and its accounts will be closed. A shareholder may choose to redeem his or her shares in one of the following ways: (i) by receiving redemption proceeds or
(ii) by exchanging shares for shares of another American Century fund. If the Fund receives no instructions from a shareholder, his or her shares will be exchanged for shares of Capital Preservation Fund (or a similar fund if Capital Preservation Fund is not available). The estimated expenses of terminating and liquidating a Fund will be accrued ratably over its target maturity year. These expenses, which are charged to income (as are all expenses), are not expected to exceed significantly the ordinary annual expenses incurred by a Fund and, therefore, should have little or no effect on the maturity value of the Fund.

OTHER INFORMATION

The Funds' investment advisor has been continuously registered with the SEC under the Investment Advisers Act of 1940 since December 14, 1971. The Trust has filed a registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to the shares offered. Such registrations do not imply approval or supervision of the Trust or the advisor by the SEC.

For further information, refer to registration statements and exhibits on file with the SEC in Washington, DC. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

Statement of Additional Information                                  15


                                     NOTES


16                                         American Century Investments


                                     NOTES


Notes                                                                17


P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

Internet: www.americancentury.com



                            [american century logo]
                                    American
                                  Century (sm)

9701           [recycled logo]
SH-BKT-6749       Recycled






BENHAM TARGET MATURITIES TRUST

1933 Act Post-Effective Amendment No. 26
1940 Act Amendment No. 28
--------------------------------------------------------------------------------

PART C   OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) FINANCIAL STATEMENTS. Audited financial statements for each series of the Trust for the fiscal year ended September 30, 1996, are incorporated herein by reference to the Registrant's Annual Report dated September 30, 1996 filed on November 26, 1996 (Accession
         # 757928-96-000009).

(b)      EXHIBITS.

                  (1) Agreement and Declaration of Trust dated May 31, 1995, is incorporated herein by reference to Exhibit 1(b) of Post-Effective Amendment No. 24 filed on November 29, 1995 (Accession # 757928-95-000005).

                  (2) Amended and Restated Bylaws, dated May 17, 1995, are incorporated herein by reference to Exhibit 2(b) of Post-Effective Amendment No. 24 filed on November 29, 1995 (Accession # 757928-95-000005).

                  (3) Not applicable.

                  (4) Not applicable.

                  (5) Investment Advisory Agreement between Benham Target Maturities Trust: 2000 Portfolio, Benham Target Maturities
                  Trust: 2005 Portfolio, Benham Target Maturities Trust: 2010 Portfolio, Benham Target Maturities Trust: 2015 Portfolio, Benham Target Maturities Trust: 2020 Portfolio, Benham Target Maturities Trust: 2025 Portfolio and any additional series and Benham Management Corporation, dated June 1, 1995, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 24 filed on November 29, 1995 (Accession # 757928-95-000005).

                  (6) Distribution Agreement between Benham Target Maturities Trust and Twentieth Century Securities, Inc. dated as of September 3, 1996, is incorporated herein by reference to
                  Exhibit 6 of Post-Effective Amendment No. 29 to the Registration Statement of the Benham Government Income Trust filed on August 30, 1996 (Accession # 773674-96-000007).

                  (7) Not applicable.

                  (8) 1993 Omnibus Custodian Agreement between the Benham Group of Funds (including Benham Target Maturities Trust) and State Street Bank and Trust Company, dated August 10, 1993, is incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 22.

                  (9) Administrative Services and Transfer Agency Agreement between Benham Target Maturities Trust and Twentieth Century Services, Inc. dated as of September 3, 1996,. is incorporated herein by reference to Exhibit 9 of Post-Effective Amendment No. 29 to the Registration Statement of the Benham Government Income Trust filed on August 30, 1996 (Accession # 773674-96-000007).

                  (10) Opinion and consent of counsel as to the legality of the securities being registered, dated November 14, 1996 is incorporated herein by reference to the Rule 24f-2 Notice filed on November 14, 1996 (Accession # 757928-96-000008).

                  (11) Consent of KPMG Peat Marwick, LLP, independent auditors, is included herein.

                  (12) Not applicable.

                  (13) Not applicable.

                  (14) (a)Benham Individual Retirement Account Plan, including all instructions and other relevant documents, dated February 1992, is incorporated by reference to Exhibit 14(a) to Post-Effective Amendment No. 20.

                           (b) Benham Pension/Profit Sharing plan, including all instructions and other relevant documents, dated February 1992, is incorporated by reference to
                           Exhibit 14(b) to Post-Effective Amendment No. 20.

                  (15) Not applicable.

                  (16) Schedule for computation of each performance quotation provided in response to Item 22 is included herein.

                  (17) Power of Attorney dated March 4, 1996 is included herein.

Item 25.          Persons Controlled by or Under Common Control with Registrant.

Not applicable.

Item 26.          Number of Holders of Securities.

As of November 1, 1996, each Portfolio of Benham Target Maturities Trust had the following number of shareholders of record:

                           2000 Portfolio........................12,626
                           2005 Portfolio........................12,387
                           2010 Portfolio.........................6,997
                           2015 Portfolio.........................7,142
                           2020 Portfolio........................24,260
                           2025 Portfolio.........................1,524

Item 27. Indemnification.

As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby incorporates by reference, as though set forth fully herein,
Article VI of the Registrant's Bylaws, amended on May 17, 1995, appearing as
Exhibit 2(b) of Post-Effective Amendment No. 24 filed on November 29, 1995 (Accession # 757928-95-000005).

Item 28. Business and Other Connections of Investment Advisor.

The Registrant's investment advisor, Benham Management Corporation, provides investment advisory services for various collective investment vehicles and institutional clients and serves as investment advisor to a number of open-end investment companies.

Item 29. Principal Underwriters.

The Registrant's distribution agent, Twentieth Century Securities, Inc., is distribution agent to Capital Preservation Fund, Inc., Capital Preservation Fund II, Inc., Benham California Tax-Free and Municipal Funds, Benham Government Income Trust, Benham Municipal Trust, Benham Target Maturities Trust, Benham Equity Funds, Benham International Funds, Benham Investment Trust, Benham Manager Funds, TCI Portfolios, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Strategic Allocations, Inc. and Twentieth Century World Investors, Inc. The information required with respect to each director, officer or partner of Twentieth Century Securities is incorporated herein by reference to Twentieth Century Securities' Form B-D filed on November 21, 1985 (SEC File No. 8-35220; Firm CRD No. 17437).

Item 30. Location of Accounts and Records.

Benham Management Corporation, the Registrant's investment advisor, maintains its principal office at 1665 Charleston Road, Mountain View, CA 94043. The Registrant and its agent for transfer and administrative services, Twentieth Century Services, maintain their principal office at 4500 Main St., Kansas City, MO 64111. Twentieth Century Services maintains physical possession of each account, book, or other document, and shareholder records as required by ss.31(a) of the 1940 Act and rules thereunder. The computer and data base for shareholder records are located at Central Computer Facility, 401 North Broad Street, Sixth Floor, Philadelphia, PA 19108.

Item 31. Management Services.

Not applicable.

Item 32. Undertakings.

Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest report to shareholders, upon request and without charge.






                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 26/Amendment No. 28 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mountain View, and State of California, on the 24th day of December, 1996. I hereby certify that this Amendment meets the requirements for immediate effectiveness pursuant to Rule 485(b).

                              BENHAM TARGET MATURITIES TRUST


                              By: /s/ Douglas A. Paul
                                  Douglas A. Paul
                                  Vice President, Secretary, and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26/Amendment No. 28 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                            Date
*                                    Chairman of the Board of Trustees,     December 24, 1996
---------------------------------    President, and
James M. Benham                      Chief Executive Officer

*                                    Trustee                                December 24, 1996
---------------------------------
Albert A. Eisenstat

*                                    Trustee                                December 24, 1996
---------------------------------
Ronald J. Gilson

*                                    Trustee                                December 24, 1996
---------------------------------
Myron S. Scholes

*                                    Trustee                                December 24, 1996
---------------------------------
Kenneth E. Scott

*                                    Trustee                                December 24, 1996
---------------------------------
Ezra Solomon

*                                    Trustee                                December 24, 1996
---------------------------------
Isaac Stein

*                                    Trustee                                December 24, 1996
---------------------------------
James E. Stowers III

*                                    Trustee                                December 24, 1996
---------------------------------
Jeanne D. Wohlers

*                                    Chief Financial Officer, Treasurer     December 24, 1996
---------------------------------
Maryanne Roepke


/s/ Douglas A. Paul
*by Douglas A. Paul, Attorney in Fact (pursuant to a Power of Attorney dated March 4, 1996).